FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 241,600,623
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	6,702,750
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	241,600,623
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	6,520,500
Level 3 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 182,250